Subsidiaries, joint arrangements and associates - Disclosures of interests in subsidiaries, joint arrangements, and associates (Details)	12 Months Ended
Dec. 31, 2022
Azule Energy Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Pan American Energy Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
BP Corporate Holdings Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration Operating Company Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
*BP Global Investments Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
*BP International Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Oil International Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
*Burmah Castrol PLC
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Caspian Sea) Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Azerbaijan) Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Delta) Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Europa SE
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Alpha) Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Trinidad and Tobago LLC
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	70.00%
BP Capital Markets p.l.c.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
*BP Holdings North America Limited
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Atlantic Richfield Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP America Inc.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP America Production Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Company North America Inc.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Corporation North America Inc.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Products North America Inc.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
The Standard Oil Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Archaea Energy Inc.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Capital Markets America Inc.
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%